As filed with the Securities and Exchange Commission on July 28, 2011

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 31	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33	☒

PIMCO ETF TRUST

_______________________________________________________________________

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive
Newport Beach, California 92660

_______________________________________________________________________

(Address of Principal Executive Offices) (Zip Code)

(866) 746-2606

_______________________________________________________________________

Registrant’s Telephone Number, including Area Code

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
_______________________________________________________________________________
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 31 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 31 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 28th day of July, 2011.

PIMCO ETF TRUST (Registrant)
By:
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	July 28, 2011
Brent R. Harris*

	Trustee	July 28, 2011
William J. Popejoy*

	Trustee	July 28, 2011
Vern O. Curtis*

	Trustee	July 28, 2011
E. Philip Cannon*

	Trustee	July 28, 2011
J. Michael Hagan*

	Trustee	July 28, 2011
Douglas M. Hodge*

	Trustee	July 28, 2011
Ronald C. Parker*

	President (Principal Executive Officer)	July 28, 2011
Brent R. Harris*

	Treasurer (Principal Financial and Accounting Officer)	July 28, 2011
John P. Hardaway*

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document